UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D/A
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                      October 17, 2006 to November 15, 2006

Commission File Number of issuing entity: 333-126790-16


              CWHEQ Revolving Home Equity Loan Trust, Series 2006-D
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-126790


                                   CWHEQ, Inc.
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                          Countrywide Home Loans, Inc.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    Delaware
                                 --------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                       32-0173337, 32-0173338, 32-0173339
                       ----------------------------------
                      (I.R.S. Employer Identification No.)

c/o Wilmington Trust Company
Rodney Square North
1100 North Market Street
Wilmington, DE                                                    19890
--------------------------------------                          ---------
(Address of principal executive offices                         Zip Code
of the issuing entity)

                                 (302) 651-1000
                                 --------------
                     (Telephone number, including area code)

                                 Not Applicable
                                 --------------
           (Former name, former address, if changed since last report)


              Registered/reporting pursuant to (check one)

              Section 12(b)   Section 12(g)   Section 15(d)    Name of Exchange
                                                              (if Section 12(b))
Title of class
    1A            [   ]           [   ]           [ x ]
    2A            [   ]           [   ]           [ x ]
    AIO           [   ]           [   ]           [ x ]
    C             [   ]           [   ]           [ x ]
    R1            [   ]           [   ]           [ x ]
    R2            [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On November 15, 2006 a distribution was made to holders of CWHEQ Revolving Home Equity Loan Trust, Series 2006-D, Revolving Home Equity Loan Asset Backed Notes, Series 2006-D.

         The revised investor report is attached as Exhibit 99.1 to this Form 10-D/A.

PART II - OTHER INFORMATION

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D/A:

         Revised Investor Report, relating to November 15, 2006 distribution period is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                           CWHEQ Revolving Home Equity Loan Trust, Series 2006-D (Issuing Entity)

                     By:   Countrywide Home Loans, Inc.
                           (Master Servicer)

                           /s/ Darren Bigby
                           ------------------------
                           Darren Bigby

                     Date: March 26, 2007

EXHIBIT INDEX

Exhibit Number       Description

EX-99.1              Revised Investor Report, November 15, 2006



                                  EXHIBIT 99.1
                              -------------------
              CWHEQ Revolving Home Equity Loan Trust, Series 2006-D
                                November 15, 2006
    *** Payment Revision (as of 12/7/2006) due to Collateral Restatement ***

                                Table of Contents

Distribution Report   .....................................................  2
Factor Report   ...........................................................  2
Delinquency Report Group 1   .............................................. 12
Delinquency Report Group 2   .............................................. 12
Delinquency Report Total   ................................................ 12
Bankruptcy Group Report   ................................................. 12
Foreclosure Group Report   ................................................ 12
REO Group Report   ........................................................ 13


 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                Keith Richardson
                      Bank of New York - ITS - Global Debt
                       2 North LaSalle Street, Suite 1020
                             Chicago, Illinois 60606
                    Tel: (312) 267-5030 / Fax: (312) 267-5210
                     Email: keith.r.richardson@bankofny.com


                                      CWHEQ Revolving Home Equity Loan Trust, Series 2006-D
                                                        November 15, 2006
                            *** Payment Revision (as of 12/7/2006) due to Collateral Restatement ***
-----------------------------------------------------------------------------------------------------------------------------------
                                                      DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
           ORIGINAL          BEGINNING                                                                                ENDING
           FACE              PRINCIPAL                                                       REALIZED    DEFERRED     PRINCIPAL
CLASS      VALUE             BALANCE           PRINCIPAL         INTEREST        TOTAL       LOSSES      INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
1A       525,000,000.00    468,448,166.38   15,986,828.07     2,154,861.57   18,141,689.64      0.00      0.00     452,461,338.31
2A     1,325,000,000.00  1,061,650,983.32   49,967,430.15     4,883,594.52   54,851,024.67      0.00      0.00   1,011,683,553.17
AIO    1,103,030,084.00              0.00            0.00             0.00            0.00      0.00      0.00               0.00
C                  0.00              0.00            0.00            38.50           38.50      0.00      0.00               0.00
R1                 0.00              0.00            0.00             0.00            0.00      0.00      0.00               0.00
R2               100.00              0.00            0.00             0.00            0.00      0.00      0.00               0.00
TOTALS 2,953,030,184.00  1,530,099,149.70   65,954,258.22     7,038,494.59   72,992,752.81      0.00      0.00   1,464,144,891.48
AIO1     275,004,398.00              0.00            0.00             0.00            0.00      0.00      0.00               0.00
AIO2     828,025,686.00              0.00            0.00             0.00            0.00      0.00      0.00               0.00
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                          FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                            CURRENT
                           BEGINNING                                                       ENDING           PASS-THRU
CLASS        CUSIP         PRINCIPAL      PRINCIPAL       INTEREST         TOTAL           PRINCIPAL        RATE
-----------------------------------------------------------------------------------------------------------------------------------
1A          126685DS2      892.28222168     30.45110109     4.10449823     34.55559931       861.83112059    5.520000%
2A          126685DT0      801.24602515     37.71126804     3.68573171     41.39699975       763.53475711    5.520000%
AIO         126685DU7        0.00000000      0.00000000     0.00000000      0.00000000         0.00000000    0.000000%
R2          126685DR4        0.00000000      0.00000000     0.00000000      0.00000000         0.00000000    0.000000%
TOTALS                     518.14544870     22.33443416     2.38348210     24.71791626       495.81101453
AIO1           N/A           0.00000000      0.00000000     0.00000000      0.00000000         0.00000000    0.000000%
AIO2           N/A           0.00000000      0.00000000     0.00000000      0.00000000         0.00000000    0.000000%
-----------------------------------------------------------------------------------------------------------------------------------

                                      CWHEQ Revolving Home Equity Loan Trust, Series 2006-D
                                                        November 15, 2006
                            *** Payment Revision (as of 12/7/2006) due to Collateral Restatement ***

General Information:
Record Date                                                                                                          11/14/2006
LIBOR Determination Date                                                                                             10/12/2006
Payment Date                                                                                                         11/15/2006
Determination Date                                                                                                   11/10/2006
Interest Period
Beginning                                                                                                            10/16/2006
Ending                                                                                                               11/14/2006
Number of Days in Interest Period                                                                                            30
Collection Period
Beginning                                                                                                            10/01/2006
Ending                                                                                                               10/31/2006

ACCOUNTS

COLLECTION ACCOUNT

Beginning Balance

Deposits
Collections on Mortgage Loans
Interest payments on Morgtage Loans                                                                               12,120,653.97
Principal payments on Mortgage Loans                                                                              78,095,206.15
Purchase Price (for Mortgage Loans modified by the Master Servicer)                                                5,680,419.07
Purchase Price (for delinquent Mortgage Loans purchased by the Master Servicer)                                            0.00
Purchase Price (for Mortgage Loans that didn't meet representations and warranties)                                        0.00
Transfer Deposit Amount                                                                                                    0.00
Net Liquidation Proceeds (net of Foreclosure Profits)                                                                      0.00
Insurance Proceeds                                                                                                         0.00
Deposits by Master Servicer for losses on Eligible Investments                                                             0.00
Investment income on Eligible Investments                                                                                  0.00
Servicer Advances                                                                                                          0.00
Termination purchase price (for 10% clean-up call)                                                                         0.00
Other Proceeds / Amounts
Amount related to Principal                                                                                          271,129.65
Others                                                                                                                21,678.54
Total Deposits                                                                                                    96,189,087.38

Deposit from Master Servicer of collections after the Cut-off Date
but prior to the Closing Date (excluding accrued interest)                                                                 0.00
Withdrawals
Investment income on Eligible Investments paid to Master Servicer                                                          0.00
Amount withdrawn to purchase Additional Balances                                                                           0.00
Amount transferred to Payment Account                                                                             95,414,060.14
Other Permitted Withdrawal per the Sale and Servicing Agreement                                                      764,636.06
Total Withdrawals                                                                                                 96,178,696.20

Losses on Eligible Investments                                                                                             0.00
Ending Balance                                                                                                        10,391.18
PAYMENT ACCOUNT

Beginning Balance                                                                                                          0.00

Deposits
Deposit from Collection Account                                                                                   95,414,060.14
Deposits by Master Servicer for losses on Eligible Investments                                                             0.00
Investment income on Eligible Investments                                                                                  0.00
Cash Released from Additional Loan Account (First Payment Date)                                                            0.00
Deposit from Master Servicer to account for non-fully indexed Morgage Loans
(first two Payment Dates only)                                                                                             0.00
Deposit from Master Servicer for shortfalls due to longer
interest period or prefunding                                                                                              0.00
Total Deposits                                                                                                    95,414,060.14

Withdrawals
Investment income on Eligible Investments paid to Master Servicer                                                          0.00
Payment pursuant to Section 8.03 of the Indenture                                                                 95,414,060.14
Total Withdrawals                                                                                                 95,414,060.14

Losses on Eligible Investments                                                                                             0.00
Ending Balance                                                                                                             0.00


POLICY PAYMENTS ACCOUNT

Beginning Balance                                                                                                          0.00
Amount deposited from amounts paid under the Policy                                                                        0.00
Amount transferred to Payment Account                                                                                      0.00
Ending Balance (to be remitted to Credit Enhancer)                                                                         0.00


Cash Released from Principal Reserve Fund                                                                                  0.00
DISTRIBUTIONS
Amounts to be Distributed                                                                                         95,414,060.14


Group 1

Investor Interest Collections                                                                                      3,429,070.14


Principal Collections                                                                                             14,743,849.37


Subordinated Transferor Collections                                                                                       38.50

Credit Enhancement Draw Amount                                                                                             0.00



Group 2

Investor Interest Collections                                                                                      8,034,379.14
Principal Collections                                                                                             46,887,422.26


Subordinated Transferor Collections                                                                                        0.00

Credit Enhancement Draw Amount                                                                                             0.00
Transaction Party Fees and Expenses

Group 1
Servicing Fees owing to the Master Servicer for current collection Period                                            195,188.93
Servicing Fees owing to the Master Servicer for prior collection Periods                                                   0.00
Servicing Fees paid to the Master Servicer                                                                           195,188.93

Liquidation Expenses and indemnification of payments related to the Class 1-A Note owing to the Master Servicer            0.00
Liquidation Expenses and indemnification of payments related to the Class 1-A Note paid to the Master Servicer             0.00

Indenture Trustee Fees owing to the Indenture Trustee                                                                      0.00
Indenture Trustee Fees paid to the Indenture Trustee                                                                       0.00

Amount owing to the Loan Insurance Policy Provider                                                                   309,828.88
Amount paid to the Loan Insurance Policy Provider                                                                    309,828.88

Premium amount owing to the Insurer                                                                                   31,229.88
Premium amount paid to the Insurer                                                                                    31,229.88

Credit Enhancement Draw Amounts related to the Class 1-A Note                                                              0.00
(together with interest on such amounts) owing to the Credit Enhancer
Credit Enhancement Draw Amounts related to the Class 1-A Note                                                              0.00
(together with interest on such amounts) paid to the Credit Enhancer
Group 2
Servicing Fees owing to the Master Servicer for current collection Period                                            442,352.38
Servicing Fees owing to the Master Servicer for prior collection Periods                                                   0.00
Servicing Fees paid to the Master Servicer                                                                           442,352.38

Liquidation Expenses and indemnification of payments related to the Class 2-A Note owing to the Master Servicer            0.00
Liquidation Expenses and indemnification of payments related to the Class 2-A Note paid to the Master Servicer             0.00

Indenture Trustee Fees owing to the Indenture Trustee                                                                      0.00
Indenture Trustee Fees paid to the Indenture Trustee                                                                       0.00

Amount owing to the Loan Insurance Policy Provider                                                                   437,842.24
Amount paid to the Loan Insurance Policy Provider                                                                    437,842.24

Premium amount owing to the Insurer                                                                                   70,776.73
Premium amount paid to the Insurer                                                                                    70,776.73

Credit Enhancement Draw Amounts related to the Class 2-A Note                                                              0.00
(together with interest on such amounts) owing to the Credit Enhancer
Credit Enhancement Draw Amounts related to the Class 2-A Note                                                              0.00
(together with interest on such amounts) paid to the Credit Enhancer


Interest Payments
Class 1-A
Note Interest owing to Class 1-A Note prior to distributions                                                       2,154,861.57
Unpaid Investor Interest Shortfall owing to Class 1-A Note prior to distributions                                          0.00
Unpaid Investor Interest Shortfall owing to Class 1-A Note prior to
distributions per $1,000 of Note Principal Balance prior to the Payment Date                                               0.00
Interest on Unpaid Investor Interest Shortfall owing to Class 1-A Note prior to distributions                              0.00
Aggregate Investor Interest owing to Class 1-A Note Prior to distributions                                         2,154,861.57
Aggregate Investor Interest paid to Class 1-A Note                                                                 2,154,861.57
Unpaid Investor Interest Shortfall for Class 1-A Note after distributions                                                  0.00
Unpaid Investor Interest Shortfall for Class 1-A Note after distribution
per $1,000 of Note Principal Balance prior to the Payment Date                                                             0.00

Basis Risk Carryforward owing to the Class 1-A Note prior to distributions                                                 0.00
Basis Risk Carryforward paid to the Class 1-A Note                                                                         0.00
Basis Risk Carryforward for the Class 1-A Note remaining after distributions                                               0.00



Class 2-A
Note Interest owing to Class 2-A Note prior to distributions                                                       4,883,594.52
Unpaid Investor Interest Shortfall owing to Class 2-A Note prior to distributions                                          0.00
Unpaid Investor Interest Shortfall owing to Class 2-A Note prior to
distributions per $1,000 of Note Principal Balance prior to the Payment Date                                               0.00
Interest on Unpaid Investor Interest Shortfall owing to Class 2-A Note prior to distributions                              0.00
Aggregate Investor Interest owing to Class 2-A Note Prior to distributions                                         4,883,594.52
Aggregate Investor Interest paid to Class 2-A Note                                                                 4,883,594.52
Unpaid Investor Interest Shortfall for Class 2-A Note after distributions                                                  0.00
Unpaid Investor Interest Shortfall for Class 2-A Note after distribution
per $1,000 of Note Principal Balance prior to the Payment Date                                                             0.00

Basis Risk Carryforward owing to the Class 2-A Note prior to distributions                                                 0.00
Basis Risk Carryforward paid to the Class 2-A Note                                                                         0.00
Basis Risk Carryforward for the Class 2-A Note remaining after distributions                                               0.00


Principal Payments


Class 1-A

Investor Loss Amount owing to Class 1-A Note prior to distributions                                                      309.11
Investor Loss Amount paid to Class 1-A Note                                                                              309.11

Investor Loss Reduction Amount owing to Class 1-A Note prior to distributions                                       0.003470466
Investor Loss Redution Amount paid to Class 1-A Note                                                                       0.00
Investor Loss Reduction Amount for Class 1-A Note remaining after distributions                                            0.00
Investor Loss Reduction Amount for Class 1-A Note remaining after distributions
per $1,000 of Note Principal Balance prior to the Payment Date                                                             0.00

Accelerated Principal Payment Amount owing to Class 1-A Note prior to distributions                                1,242,669.59
Accelerated Principal Payment Amount paid to Class 1-A Note                                                        1,242,669.59

Scheduled Principal Collections Payment Amount owing to Class 1-A Note prior to distributions                     14,743,849.37
Scheduled Principal Collections Payment Amount paid to Class 1-A Note                                             14,743,849.37

Transferor Principal Collections (paid to Transferor)                                                                      0.00



Class 2-A

Investor Loss Amount owing to Class 2-A Note prior to distributions                                                    9,788.51
Investor Loss Amount paid to Class 2-A Note                                                                            9,788.51

Investor Loss Reduction Amount owing to Class 2-A Note prior to distributions
Investor Loss Redution Amount paid to Class 2-A Note                                                                       0.00
Investor Loss Reduction Amount for Class 2-A Note remaining after distributions                                            0.00
Investor Loss Reduction Amount for Class 2-A Note remaining after distributions
per $1,000 of Note Principal Balance prior to the Payment Date                                                             0.00

Accelerated Principal Payment Amount owing to Class 2-A Note prior to distributions                                3,070,219.38
Accelerated Principal Payment Amount paid to Class 2-A Note                                                        3,070,219.38

Scheduled Principal Collections Payment Amount owing to Class 2-A Note prior to distributions                     46,887,422.26
Scheduled Principal Collections Payment Amount paid to Class 2-A Note                                             46,887,422.26

Transferor Principal Collections (paid to Transferor)                                                                      0.00

Application of Subordinated Transferor Collections
Group 1
Required Amount for Class 1-A Note                                                                                         0.00
Unpaid Required Amount for Class 1-A Note after making distributions above                                                 0.00
Amount of Subordinated Transferor Collections                                                                              0.00
Remaining unpaid Required Amount for Class 1-A Note after application of Subordinated Transferor Collections               0.00

Amount of Allocated Transferor Interest prior to the Payment Date                                                          0.00
Investor Loss Amount and Investor Loss Reduction Amount for the Class 1-A Note allocated
to the Allocated Transferor Interest                                                                                       0.00
Amount of Available Transferor Subordinated Amount
prior to the Payment Date                                                                                                  0.00
Investor Loss Amount and Investor Loss Reduction Amount for the Class 1-A Note
allocated to the Available Transferor Subordinated Amount                                                                  0.00



Group 2
Required Amount for Class 2-A Note                                                                                         0.00
Unpaid Required Amount for Class 2-A Note after making distributions above                                                 0.00
Amount of Subordinated Transferor Collections                                                                              0.00
Remaining unpaid Required Amount for Class 2-A Note after application of Subordinated Transferor Collections               0.00

Amount of Allocated Transferor Interest prior to the Payment Date                                                          0.00
Investor Loss Amount and Investor Loss Reduction Amount for the Class 2-A Note allocated
to the Allocated Transferor Interest                                                                                       0.00
Amount of Available Transferor Subordinated Amount
prior to the Payment Date                                                                                                  0.00
Investor Loss Amount and Investor Loss Reduction Amount for the Class 2-A Note
allocated to the Available Transferor Subordinated Amount                                                                  0.00


Distributions to Issuer
Group 1
Amount distributed to the Issuer for distribution under the Trust Agreement
pursuant to Section 8.03(a)(xvi) of the Indenture                                                                          0.00

Interest Collections that are not Investor Interest Collections for the related Collection Period                          0.00
Transferor Principal Collections in excess of Additional Balances created on
Mortgage Loans during the related Collection period.                                                                       0.00
Allocated Transferor Interest                                                                                      1,247,929.05
Required Transferor Subordinated Amount                                                                            2,625,000.00
Amount distributed to Issuer from Interest Collections that are not Investor Interest Collections                          0.00
and Transferor Principal Collections                                                                                       0.00

Supporting Calculations
Investor Loss Amount for Class 1-A Note                                                                                  309.11
Investor Floating Allocation Percentage for Class 1-A Note                                                              100.00%
Liquidation loss amounts for Morgage Loans                                                                               309.11
Investor Loss Reduction Amount for Class 1-A Note                                                                          0.00

Distributions to Issuer

Group 2
Amount distributed to the Issuer for distribution under the Trust Agreement
pursuant to Section 8.03(a)(xvi) of the Indenture                                                                          0.00

Interest Collections that are not Investor Interest Collections for the related Collection Period                          0.00
Transferor Principal Collections in excess of Additional Balances created on
Mortgage Loans during the related Collection period.                                                                       0.00
Allocated Transferor Interest                                                                                      3,064,959.92
Required Transferor Subordinated Amount                                                                            6,625,000.00
Amount distributed to Issuer from Interest Collections that are not Investor Interest Collections                          0.00
and Transferor Principal Collections                                                                                       0.00

Supporting Calculations
Investor Loss Amount for Class 2-A Note                                                                                9,788.51
Investor Floating Allocation Percentage for Class 2-A Note                                                              100.00%
Liquidation loss amounts for Morgage Loans                                                                             9,788.51
Investor Loss Reduction Amount for Class 2-A Note                                                                          0.00

Delinquency Report Group 1
                               Number       Principal         Percentage
                              of Loans       Balance

30 to 59 Days Delinquent         81          3,155,883.96        0.70%
60 to 89 Days Delinquent         26            924,206.17        0.20%
90 to 179 Days Delinquent        40          1,544,753.85        0.34%
180 to 269 Days Delinquent        6            201,839.96        0.04%
270 Days Plus Delinquent          0                  0.00        0.00%
Total                           153          5,826,683.94        1.28%


Delinquency Report Group 2
                                 Number       Principal         Percentage
                                of Loans       Balance

30 to 59 Days Delinquent          133         10,420,871.28        1.03%
60 to 89 Days Delinquent           82          7,617,996.13        0.75%
90 to 179 Days Delinquent          86          9,815,215.85        0.97%
180 to 269 Days Delinquent         26          2,445,101.50        0.24%
270 Plus Days Delinquent            0                  0.00        0.00%
Total                             327         30,299,184.76        2.99%

Delinquency Report Total
                                 Number     Principal        Percentage
                                of Loans     Balance

30 to 59 Days Delinquent         214       13,576,755.24       0.92%
60 to 89 Days Delinquent         108        8,542,202.30       0.58%
90 to 179 Days Delinquent        126       11,359,969.70       0.77%
180 to 269 Days Delinquent        32        2,646,941.46       0.18%
270 Plus Days Delinquent           0                0.00       0.00%
Total                            480       36,125,868.70       2.46%
The above delinquency buckets include Bankruptcies, Foreclosures and REOs.


Bankruptcy Group Report
Group Number    Number of Loans    Principal Balance    Percentage
      1                4               87,828.82         0.02%
      2                11             327,609.13         0.03%
Total                  15             415,437.95         0.03%

Foreclosure Group Report
Group Number    Number of Loans    Principal Balance    Percentage
      1                6               306,549.12         0.07%
      2                8             1,097,919.07         0.11%
Total                 14             1,404,468.19         0.10%

REO Group Report
Group Number    Number of Loans    Principal Balance    Percentage
      1                1              36,600.00            0.01%
      2                2             249,999.16            0.02%
Total                  3             286,599.16            0.02%


Loan Group 1                                                                                                               0.00
Optional Servicer Advances (Current Collection Period)                                                                     0.00
Optional Servicer Advances (Outstanding from prior Collection Periods)                                                     0.00
Mortgage Loans transferred to the Transferor pursuant to Section 2.06 of the Sale and Servicing Agreement
Count                                                                                                                         0
Asset Balance                                                                                                              0.00

Mortgage Loans for which the Morgage File was not delivered to the Indenture Trustee within 30 days of the Closing Date
Number                                                                                                                        0
Balance                                                                                                                    0.00


Loan Group 2                                                                                                               0.00
Optional Servicer Advances (Current Collection Period)                                                                     0.00
Optional Servicer Advances (Outstanding from prior Collection Periods)                                                     0.00
Mortgage Loans transferred to the Transferor pursuant to Section 2.06 of the Sale and Servicing Agreement
Count                                                                                                                         0
Asset Balance                                                                                                              0.00

Mortgage Loans for which the Morgage File was not delivered to the Indenture Trustee within 30 days of the Closing Date
Number                                                                                                                        0
Balance                                                                                                                    0.00


Mortgage Loans repurchased by Sponsor for breach of representations and warranties                                         0.00
Mortgage Loans repurchased by Sponsor for Modifications                                                            5,680,419.07

BALANCE RECONCILIATION
Group 1
Beginning Loan Group Balance                                                                                     468,453,425.84
Prefunding Amt                                                                                                             0.00
Ending Loan Group Balance                                                                                        453,709,267.36
Change in Loan Group Balance                                                                                      14,744,158.48
Principal Collections                                                                                             21,853,738.13
Liquidation Loss Amount                                                                                                  309.11
Liquidation Recovery Amount                                                                                                0.00
Cumulative Liquidation Loss Amount                                                                                       309.11
Additional Balances during Collection Period                                                                       7,109,888.76
Balance Check                                                                                                             -0.00

Group 2
Beginning Loan Group Balance                                                                                   1,061,645,723.86
Prefunding Amt                                                                                                             0.00
Ending Loan Group Balance                                                                                      1,014,748,513.09
Change in Loan Group Balance                                                                                      46,897,210.77
Principal Collections                                                                                             62,086,353.56
Liquidation Loss Amount                                                                                                9,788.51
Liquidation Recovery Amount                                                                                                0.00
Cumulative Liquidation Loss Amount                                                                                    10,240.74
Additional Balances during Collection Period                                                                      15,198,931.30
Balance Check                                                                                                             -0.00

OTHER INFORMATION

Loan Group 1
Allocated Transferor Interest (Ending)                                                                             1,247,929.05

Interest payments on Morgage Loans                                                                                 3,934,126.45
Net Liquidation Proceeds (Allocable to Interest)                                                                           0.00
Insurance Proceeds (Allocable to Interest)                                                                                 0.00
Servicer Advance (Allocable to Interest)                                                                                   0.00
Purchase Price per Section 2.02(a) (Allocable to Interest)                                                                 0.00
Purchase Price (90+ Day Delinquencies) (Allocable to Interest)                                                             0.00
Residual Advance                                                                                                           0.00
Total Interest                                                                                                     3,934,126.45
Servicing Fee                                                                                                        195,188.93
Investor Interest Collections                                                                                      3,429,070.14

Beginning Loan Group Balance                                                                                     468,453,425.84
Principal payments on Morgage Loans                                                                               21,853,738.13
Net Liquidation Proceeds (Allocable to Principal)                                                                          0.00
Insurance Proceeds (Allocable to Principal)                                                                                0.00
Purchase Price per Section 2.02(a) (Allocable to Principal)                                                                0.00
Purchase Price (90+ Day Delinquencies) (Allocable to Principal)                                                            0.00
Loans Removed from the Trust by the Servicer per Section 2.06                                                              0.00
Transfer Deposit Amount                                                                                                    0.00
Total Principal                                                                                                   21,853,738.13
Investor Principal Collections                                                                                    14,743,849.37
Additional Balances                                                                                                7,109,888.76
Ending Principal Balances                                                                                        453,709,267.36
Total Collections                                                                                                 25,282,846.77
Scheduled Principal Payment                                                                                       14,743,849.37

Mortgage Loans Average Daily Balance                                                                             469,197,768.50
Number of Mortgage Loans at beginning of Collection Period                                                               13,978
Number of Mortgage Loans at end of Collection Period                                                                     13,505
Loan Group Balance at beginning of Collection Period                                                             468,453,425.84
Loan Group Balance at end of Collection Period                                                                   453,709,267.36

Note Principal Balance of the Class 1-A Note                                                                     452,461,338.31
Original Note Principal Balance of the Class 1-A Note                                                            525,000,000.00
Class 1-A Factor                                                                                                           0.86

Weighted average remaining term of Morgage Loans                                                                            290
Weighted Average Loan Rate                                                                                            9.943861%
Weighted Average Net Loan Rate                                                                                        8.367861%

Excess Interest                                                                                                           38.50
Loan Group 2
Allocated Transferor Interest (Beginning)                                                                                  0.00
Allocated Transferor Interest (Ending)                                                                             3,064,959.92

Interest payments on Morgage Loans                                                                                 8,914,573.77
Net Liquidation Proceeds (Allocable to Interest)                                                                           0.00
Insurance Proceeds (Allocable to Interest)                                                                                 0.00
Servicer Advance (Allocable to Interest)                                                                                   0.00
Purchase Price per Section 2.02(a) (Allocable to Interest)                                                                 0.00
Purchase Price (90+ Day Delinquencies) (Allocable to Interest)                                                             0.00
Residual Advance                                                                                                           0.00
Total Interest                                                                                                     8,914,573.77
Servicing Fee                                                                                                        442,352.38
Investor Interest Collections                                                                                      8,034,379.14

Beginning Loan Group Balance                                                                                   1,061,645,723.86
Principal payments on Morgage Loans                                                                               62,086,353.56
Net Liquidation Proceeds (Allocable to Principal)                                                                          0.00
Insurance Proceeds (Allocable to Principal)                                                                                0.00
Purchase Price per Section 2.02(a) (Allocable to Principal)                                                                0.00
Purchase Price (90+ Day Delinquencies) (Allocable to Principal)                                                            0.00
Loans Removed from the Trust by the Servicer per Section 2.06                                                              0.00
Transfer Deposit Amount                                                                                                    0.00
Total Principal                                                                                                   62,086,353.56
Investor Principal Collections                                                                                    46,887,422.26
Additional Balances                                                                                               15,198,931.30
Ending Principal Balances                                                                                      1,014,748,513.09
Total Collections                                                                                                 70,120,732.70
Scheduled Principal Payment                                                                                       46,887,422.26

Mortgage Loans Average Daily Balance                                                                           1,059,674,792.96
Number of Mortgage Loans at beginning of Collection Period                                                               15,574
Number of Mortgage Loans at end of Collection Period                                                                     14,922
Loan Group Balance at beginning of Collection Period                                                           1,061,645,723.86
Loan Group Balance at end of Collection Period                                                                 1,014,748,513.09

Note Principal Balance of the Class 2-A Note                                                                   1,011,683,553.17
Original Note Principal Balance of the Class 2-A Note                                                          1,325,000,000.00
Class 2-A Factor                                                                                                           0.76

Weighted average remaining term of Morgage Loans                                                                            288

Weighted Average Loan Rate                                                                                           10.011786%
Weighted Average Net Loan Rate                                                                                        8.435786%

Excess Interest                                                                                                            0.00

LOAN MODIFICATION SUMMARY

Group 1
Loans with Senior Lien Balance Modification(CLTV<80%)-current                                                        133,849.91
Loans with Senior Lien Balance Modification(CLTV<80%)-cumulative                                                     535,399.64
Loans with Senior Lien Balance Modification(CLTV<80%)-% of Initial                                                        0.07%

Loans with Senior Lien Balance Modification(CLTV>80%) - current                                                      198,029.68
Loans with Senior Lien Balance Modification(CLTV>80%) - cumulative                                                   542,249.04
Loans with Senior Lien Balance Modification(CLTV>80%) - % of Initial                                                      0.07%

Loans with Credit Limit Modification - current                                                                     3,036,460.33
Loans with Credit Limit Modification - cumulative                                                                  7,939,248.33
Loans with Credit Limit Modification - % of Initial                                                                       0.99%

Loans with Gross Margin Modification - current                                                                        66,703.28
Loans with Gross Margin Modification - cumulative                                                                    385,229.77
Loans with Gross Margin Modification - % of Initial                                                                       0.05%

Group 2
Loans with Senior Lien Balance Modification(CLTV<80%)-current                                                        614,265.48
Loans with Senior Lien Balance Modification(CLTV<80%)-cumulative                                                   1,614,724.96
Loans with Senior Lien Balance Modification(CLTV<80%)-% of Initial                                                        0.20%

Loans with Senior Lien Balance Modification(CLTV>80%) - current                                                      544,620.81
Loans with Senior Lien Balance Modification(CLTV>80%) - cumulative                                                 1,619,096.43
Loans with Senior Lien Balance Modification(CLTV>80%) - % of Initial                                                      0.20%

Loans with Credit Limit Modification - current                                                                     1,560,924.50
Loans with Credit Limit Modification - cumulative                                                                  5,149,104.50
Loans with Credit Limit Modification - % of Initial                                                                       0.64%

Loans with Gross Margin Modification - current                                                                        41,630.47
Loans with Gross Margin Modification - cumulative                                                                    909,233.02
Loans with Gross Margin Modification - % of Initial                                                                       0.11%

CREDIT ENHANCER INFORMATION
Loan Group 1                                                                                                               0.00
Credit Enhancement Draw Amount                                                                                             0.00
Guaranteed Principal Payment Amount                                                                                        0.00
Guaranteed Payment                                                                                                 2,154,861.57

Loan Group 2                                                                                                               0.00
Credit Enhancement Draw Amount                                                                                             0.00
Guaranteed Principal Payment Amount                                                                                        0.00
Guaranteed Payment                                                                                                 4,883,594.52

ADDITIONAL POOL PERFORMANCE INFORMATION

Any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments during the distribution period or that have cumulatively become material over time.

Material breaches of pool asset representations or warranties or transaction covenants.

Material changes in the solicitation, credit-granting, underwriting, origination, acquisition or pool selection criteria or procedures, as applicable, used to originate, acquire or select new pool assets.

Material changes as to how delinquencies, charge-offs and uncollectible accounts are defined or determined, addressing the effect of any grace period, re-aging, restructure, partial payments considered current or other practices on delinquency and loss experience (during the Funding Period).

Describe if the addition, substitution or removal of pool assets had materially changed the composition of the asset pool as a whole. (If so, full updated pool composition information will be required to the extent such information had note been provided previously.


Copyright 2007 Bank of New York & Co. All rights reserved.
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